Income tax incurred and deferred:	12 Months Ended
Dec. 31, 2024
Income tax incurred and deferred:
Income tax incurred and deferred:

Note 13 - Income tax incurred and deferred:

The Company does not consolidate its results for tax purposes.

a.	Income Tax (IT)

Mexico:

In 2022, 2023 and 2024, the Company determined tax profits in its subsidiaries in the amounts of Ps.9,997,669, Ps.11,620,031 and Ps.16,969,158, respectively. In 2022, 2023 and 2024, the tax profits were partially offset with the amortization of tax losses in the amounts of Ps.127,046, Ps.186,912 and Ps.162,727, respectively, with the exception of Minatitlan Airport, which tax losses for the year 2023 and 2024 amount to Ps.26,413 and Ps.22,512, respectively.

The subsidiaries that at December 31, 2022, 2023 and 2024, have not assessed income tax due to the tax loss carryforwards, are Cozumel and Minatitlan.

Taxable income differs from the book income due to temporary and permanent differences arising from the different bases for the recognition of the effects of inflation for tax purposes and from the permanent effects of items affecting only the book or tax results.

The ITL establishes that the applicable income tax rate is 30% on the taxable income.

The Company has performed the evaluation of the Preferential Tax Regimes and has determined at December 31, 2023 and 2024, it is not applicable because it does carry out a business activity, in the case of the investment in the airport of Puerto Rico, and that passive income does not represent more than 20% of its total income.

In accordance with the Company’s current policy regarding the distribution of future profits (See Note 17.16) in fiscal year 2024, Cancun Airport recognized a deferred Income Tax on the profits of its subsidiaries Aerostar and Airplan, which arise from their investment in subsidiaries for which dividends will be declared in some timeline, the amount of the provision is Ps.710,991 as of December 31, 2024.

Aerostar:

In 2022 and 2023 and 2024, it determined taxable income of Ps.370,213 and Ps.261,532, and Ps.363,966 respectively, which was partially offset by amortization of tax losses for Ps.333,191, Ps.235,378, and Ps.363,966 respectively. Aerostar maintains an agreement with the Puerto Rico Treasury Department, in which its operations are subject to Puerto Rico income tax of 10% under the provisions of Section 12 (a) of the Public-Private Partnership Act (Act) promulgated June 2009.

Airplan:

The Company determined taxable income (liquid income) in accordance with the tax law of Colombia for the period at December, 31, 2022, 2023 and 2024 of Ps.1,078,391, Ps.1,157,423 and Ps.2,116,189, respectively.

The Company is subject in 2022, 2023 and 2024 to income taxes in Colombia of 35%.

The IT provision at December 31, 2022, 2023 and 2024 is as follows:

	December 31,
	2022		2023		2024
Mexico:
Current IT	Ps.	2,961,187	Ps.	3,477,638	Ps.	4,954,716
Deferred IT		(169,080)		11,131		812,364
IT provision Mexico	Ps.	2,792,107	Ps.	3,488,769	Ps.	5,767,080
Aerostar:
Current Income Tax	Ps.	3,703	Ps.	2,617	Ps.	—
Deferred Income Tax		38,160		34,441		(87,398)
IT provision Aerostar	Ps.	41,863	Ps.	37,058	Ps.	(87,398)
Airplan:
Current IT	Ps.	377,437	Ps.	405,098	Ps.	737,198
Deferred IT		227,402		13,218		(74,425)
IT provision Airplan	Ps.	604,839	Ps.	418,316	Ps.	662,773
Total IT provision	Ps.	3,438,809	Ps.	3,944,143	Ps.	6,342,455

The reconciliation between the statutory and effective income tax rates is shown as follows:

	December 31,
	2022		2023		2024
Consolidated income before provision for IT	Ps.	14,084,733	Ps.	14,620,087	Ps.	20,372,893
Plus (less):
Net income before taxes of Airplan and Aerostar		(3,183,555)		(2,422,843)		(2,973,374)
Net income before taxes of subsidiaries in Mexico not subject to IT		(140,921)		(151,574)		(208,292)
Income before provisions for income taxes		10,760,257		12,045,670		17,191,226
Statutory IT rate		30%		30%		30%
IT that would result from applying the IT rate to book profit before income taxes		3,228,077		3,613,701		5,157,368
Non-deductible items and other permanent differences		14,133		229,972		311,916
Annual adjustment for tax inflation		(82,517)		(100,820)		(134,548)
Accounting disconnect inflation		(367,587)		(254,084)		(278,647)
IT under undistributed earnings from investments in Airplan and Aerostar recognized in Cancun Airport.		—		—		710,991
Effect by difference in rate of IT Aerostar		41,863		37,058		(87,398)
Effect by difference in rate of IT Airplan		604,839		418,316		662,773
IT provision	Ps.	3,438,809	Ps.	3,944,143	Ps.	6,342,455
Effective IT rate		32%		33%		37%

Following are the principal temporary differences with respect to deferred tax:

	Year ended
	December 31,
	2023		2024
Deferred income tax asset:
Temporary liabilities	Ps.	80,229	Ps.	65,643
Fair value of long-term debt (Bank loan)		73,661		36,597
Tax loss carry forwards				126,688
Allowance for doubtful accounts		68,653		68,007
		222,543		296,935
Deferred income tax payable:
Fixed and intangible assets (*)		(2,711,274)		(3,045,654)
Temporary assets		(409,127)		(393,103)
Investment in foreign subsidiaries (Undistributed earnings of Airplan and Aerostar)		—		(710,991)
		(3,120,401)		(4,149,748)
Deferred income tax liability - Net	Ps.	(2,897,858)	Ps.	(3,852,813)

(*)Includes Ps. 1,198,574 and Ps.1,234,730 from Aerostar from the periods 2023 and 2024, and Ps.384,677 and Ps.388,421 from Airplan in 2023 and 2024, respectively.

The net movements of the deferred tax asset and liability for the year are as follows:

	Impairment
	provision				Foreign				Tax Loss
	of loan		Concession		Currency		Investment in		carry
	portfolio		Assets		Conversion		Subsidiaries		forwards		Others		Total
Balances as of January 1, 2023	Ps.	(60,775)	Ps.	2,981,724	Ps.	(83,249)	Ps.	—	Ps.	—	Ps.	134,822	Ps.	2,972,522
Conversion revaluation effect
Airplan and Aerostar		—		—		(176,132)		—		—		42,678		(133,454)
Consolidated income statement:
Airplan		(282)		(66,631)		(3,370)		—		—		83,501		13,218
Aerostar		—		35,947		(1,506)		—		—		—		34,441
México		(7,596)		24,491		—		—		—		(5,764)		11,131
		(7,878)		(6,193)		(4,876)		—		—		77,737		58,790
Balances as of December 31, 2023	Ps.	(68,653)	Ps.	2,975,531	Ps.	(264,257)	Ps.	—	Ps.	—	Ps.	255,237	Ps.	2,897,858
Conversion revaluation effect
Airplan and Aerostar		—		—		294,222		—		—		10,192		304,414
Consolidated income statement:
Airplan		1,409		(69,852)		1,594		—		—		(7,576)		(74,425)
Aerostar		—		41,285		(2,021)		—		(126,662)		—		(87,398)
Mexico(1)		(763)		69,152		—		710,991		(26)		33,010		812,364
		646		40,585		(427)		710,991		(126,688)		25,434		650,541
Balances as of December 31, 2024	Ps.	(68,007)	Ps.	3,016,116	Ps.	29,538	Ps.	710,991	Ps.	(126,688)	Ps.	290,863	Ps.	3,852,813
(1)	Includes the recognition of deferred IT on untaxed profits from investments in subsidiaries Aerostar and Airplan, Ps.355,557 and Ps.355,433, respectively.

As of December 31, 2023, the Company did not recognize any effect of deferred income tax, as it adhered to the exception by meeting the criteria to not recognize deferred tax derived from its foreign subsidiaries. Starting in 2024, the Company decided to modify its dividend distribution policy for its foreign subsidiaries, to distribute dividends considering the accumulated results, as a result it no longer meets the exception and will recognize a deferred income tax for its foreign subsidiaries Aerostar and Airplan (See Note 17.16).

	December 31,
	2024
Undistributed profits	Ps.	2,369,969
Tax rate		30%
Deferred IT liabilities unrecognized with the previous temporary differences	Ps.	710,991

As of December 31, 2023, and 2024, the Company did not recognize deferred tax assets related to its active temporary differences for undistributed earnings of its Mexican subsidiaries as they do not meet the recognition criteria according to IAS 12.

b.	Recoverable taxes.

At December 31, 2023 and 2024, the tax credits are as of Ps.332,060 and Ps.110,327, respectively.

Aerostar Tax loss Carry forwards:

In 2024, based on its financial and tax projections, the Company received approximately 50% of the tax losses from previous years of its subsidiary Aerostar for an amount of Ps.126,662 (USD6,093 thousand). As of December 31, 2024, Aerostar still has tax losses for which deferred income tax has not been recognized because there is still no reasonable certainty of their recovery in future years.

	USD
	thousand	Year of
Year of loss	Amount	expiration
2015	$14,260	2025
2016	13,873	2026
2017	11,124	2027
2018	5,300	2028
2020	13,593	2030
Total	$58,150

International tax reform

Pillar Two Model Rules - amendments to IAS 12 - the Organization for Economic Co-operation and Development (OECD) published the International Tax Reform - Pillar Two Model Rules, derived from the digitization of the economy, global model rules against base erosion and profit shifting (BEPS). The rules are designed to ensure that large multinational companies within the scope of the rules pay a minimum level of tax on income generated in a specified period in each jurisdiction where they operate. The rules apply a system of top-up taxation that raises the total amount of tax paid on an entity’s excess profits in a jurisdiction to the minimum rate of 15%.

The Company operates in three jurisdictions, Mexico, Colombia, Puerto Rico and expects to do so in the next two years in the Dominican Republic. As of December 31, 2024 and 2023 it is not within the scope of the Pillar 2 model rules because this legislation has not been enacted in the jurisdictions where the Company operates. However, the Company has begun to analyze the potential future impacts once the legislation is enacted in those jurisdictions. In the case of Mexico and Colombia, the Company estimates that there will be no potential impact since the effective rate is higher than 15% (minimum rate established by the Pillar 2 model rules). As for Puerto Rico, the rate is lower (10%) and was defined in the concession title. The Puerto Rico Treasury Department is in the process of contracting international tax consulting services for the implementation of the global corporate minimum tax agreement. With respect to ASUR Dominicana, the Company will evaluate the impact once it begins operations.

The Company has applied the mandatory exception to recognize and disclose information about deferred tax assets and liabilities arising from Pillar 2 income taxes as provided in the amendments to IAS 12 issued in May 2023.